UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		July 31, 2002

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE

    Name of Issuer    Title of  Cusip    Fair MarkeShares Investment DiscretiManagersVoting Authority
                       Class    Number   Value     PrincipSole   SharedShared        Sole SharedNone
                                                   Amount              Other

Abbott Labs           Common  002824100    1790258   47550  47550None  None  None        0None   47550
Allstate Corp.        Common  020002101    1281653   34658  34658None  None  None        0None   34658
Amer Italian Pasta Co.Common  027070101     724058   14200  14200None  None  None        0None   14200
Applera Celera GenomicCommon  038020202     204000   17000  17000None  None  None        0None   17000
Automatic Data ProcessCommon  053015103    1107912   25440  25440None  None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104   13730301  271941 271941None  None  None     3174None  268767
Berkshire Hathaway IncClass A 084670108     133600       2      2None  None  None        0None       2
Berkshire Hathaway IncClass B 084670207   11395634    5101   5101None  None  None       70None    5031
Buckeye Cellulose CorpCommon  11815H104     490000   50000  50000None  None  None        0None   50000
Career Education Corp.Common  141665109     855000   19000  19000None  None  None        0None   19000
Cintas Corp.          Common  172908105     934227   18900  18900None  None  None        0None   18900
Coca Cola Co.         Common  191216100    5722920  102195 102195None  None  None        0None  102195
Colgate-Palmolive Co. Common  194162103    4814810   96200  96200None  None  None        0None   96200
Dell Computer         Common  247025109    7750327  296493 296493None  None  None     5000None  291493
Disney, (Walt) Co.    Common  254687106    6132748  324484 324484None  None  None     2400None  322084
Exxon Corp.           Common  302290101   16916328  413400 413400None  None  None     4800None  408600
Federal National MortgCommon  313586109    1216875   16500  16500None  None  None        0None   16500
General Electric Co.  Common  369604103   18484806  636310 636310None  None  None        0None  636310
Gilead Sciences Inc.  Common  375558103     407712   12400  12400None  None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104    1482960   29600  29600None  None  None        0None   29600
Hewlett Packard Co.   Common  428236103    1606707  105151 105151None  None  None     4000None  101151
Intel Corp.           Common  458140100   13554367  741892 741892None  None  None     8000None  733892
International BusinessCommon  459200101    1525824   21192  21192None  None  None     2000None   19192
JLG Industries Inc.   Common  466210101    2624662  187075 187075None  None  None     4500None  182575
Johnson & Johnson     Common  478160104   30790547  589180 589180None  None  None     6000None  583180
Kroger Co.            Common  501044101    1454690   73100  73100None  None  None     4000None   69100
Leggett & Platt Inc.  Common  524660107   11168352  477280 477280None  None  None     7400None  469880
Lowes Companies, Inc. Common  548661107    6323766  139290 139290None  None  None     3000None  136290
Merck & Co. Inc.      Common  589331107   24531687  484433 484433None  None  None     3000None  481433
Microsoft Corp.       Common  594918104   15598252  285160 285160None  None  None        0None  285160
Midcap Spdr Trust SeriUnits B/595635103     850725    9500   9500None  None  None        0None    9500
Herman Miller Inc.    Common  600544100    6110158  300993 300993None  None  None     4500None  296493
Molex Inc.            Common  608554101    7383105  220194 220194None  None  None     1757None  218437
Molex Inc. Class A    Class A 608554200    9016515  328710 328710None  None  None     4882None  323828
Morgan, (J. P.) & Co. Common  616880100     263558    7770   7770None  None  None        0None    7770
Motorola, Inc         Common  620076109    4785141  327974 327974None  None  None     5400None  322574
Napro Biotherapeutics Common  630795102     229600   35000  35000None  None  None        0None   35000
Northern Trust Corp.  Common  665859104   10040393  227880 227880None  None  None     4200None  223680
Old Second Bancorp    Common  680277100    2615104 71178.671178.6None  None  None        0None   71179
Pepsico, Inc          Common  713448108   14161160  293800 293800None  None  None     3000None  290800
Qualcomm, Inc.        Common  747525103    6768863  246230 246230None  None  None     3000None  243230
SBC Communications    Common  78387G103    1997171   65481  65481None  None  None     1579None   63902
Schering- Plough, Inc.Common  806605101   11597326  471436 471436None  None  None     3000None  468436
Schlumberger, Ltd.    Common  806857108    5613480  120720 120720None  None  None        0None  120720
State Street Corp.    Common  857119101   24996911  559215 559215None  None  None     5200None  554015
Strattec Security CorpCommon  863111100     829800   15000  15000None  None  None        0None   15000
Sysco Corp.           Common  871829107   13183327  484325 484325None  None  None     7000None  477325
Tellabs Inc           Common  879664100    1020036  164522 164522None  None  None     3500None  161022
Tetra Tech Inc.       Common  88162G103     299513   20375  20375None  None  None        0None   20375
Thermo Electron Corp. Common  883556102    3579956  216967 216967None  None  None     3375None  213592
Toll Brothers         Common  889478103     908300   31000  31000None  None  None        0None   31000
Yum Brands            Common  895953107     304785   10420  10420None  None  None      600None    9820
Walgreen Co.          Common  931422109   26432191  684240 684240None  None  None     6600None  677640
Wyeth                 Common  983024100    2150400   42000  42000None  None  None        0None   42000

COLUMN TOTALS                            359892497

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